ESTIMATION OF FAIR VALUE - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2021	Dec. 31, 2021 $ / T	Dec. 31, 2021 $ / T
Disclosure of fair value measurement of assets [line items]
Price of natural rubber				0.41	1,530
Price of African palm per ton | $ / T					810.8
Transfers out of fair values between levels	$ 0	$ 0
Transfers in of fair values between levels	0	$ 0
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis of investments	43,383
Weighted average cost of capital, measurement input [member]
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets		0.0880	0.0839
Service concession arrangements [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	$ 3,228,480	$ 2,958,385
Bottom of range [member]
Disclosure of fair value measurement of assets [line items]
Growth rate used to extrapolate cash flow projections		1.00%	1.00%
Top of range [member]
Disclosure of fair value measurement of assets [line items]
Growth rate used to extrapolate cash flow projections		3.00%	3.00%